Goodwill, Software And Other Intangible Assets (Schedule Of Major Components Of Software And Other Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Accumulated amortization	¥ (4,774,253)	¥ (4,594,801)
Total amortizable intangible assets	1,587,120	1,580,374
Total non-amortizable intangible assets	31,834	27,946
Total	1,618,954	1,608,320
Trademarks And Trade Names
Intangible Assets by Major Class [Line Items]
Total non-amortizable intangible assets	31,834	27,946
Computer Software
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	5,709,739	5,565,146
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	335,578	335,998
Other Intangibles
Intangible Assets by Major Class [Line Items]
Amortizable intangible assets	¥ 316,056	¥ 274,031